Consolidated Statements of Changes in Equity - JPY (¥) ¥ in Millions	Total	Capital stock [member]	Capital surplus [member]	Retained earnings [member]	Treasury stock [member]	Remeasurements of defined benefit plans [member]	Available-for-sale financial assets [member]	Financial instruments measured at fair value through other comprehensive income ("FVOCI") [member]	Own credit on financial liabilities designated at fair value through profit or loss reserve [member]	Exchange differences on translating foreign operations [member]	Equity attributable to SMFG's shareholders [member]	Non-controlling interests [member]	Equity attributable to other equity instruments holders [member]
Balance at March 31, 2018	¥ 12,495,799	¥ 2,338,743	¥ 863,505	¥ 5,149,193	¥ (12,493)	¥ 76,102	¥ 2,122,260			¥ 125,987	¥ 10,663,297	¥ 1,232,980	¥ 599,522
Effect of changes in accounting policies	(132,659)			270,414			¥ (2,122,260)	¥ 1,718,937			(132,909)	250
Balance at April 1, 2018	12,363,140	2,338,743	863,505	5,419,607	(12,493)	76,102		1,718,937		125,987	10,530,388	1,233,230	599,522
Comprehensive income:
Net profit	647,586			541,932							541,932	93,779	11,875
Other comprehensive income (loss)	(22,186)					(27,109)		75,828		(12,653)	36,066	(58,252)
Total comprehensive income (loss)	625,400			541,932		(27,109)		75,828		(12,653)	577,998	35,527	11,875
Issuance of shares under share-based payment transactions	1,399	700	699								1,399
Acquisition and disposal of subsidiaries and businesses-net	(306,444)											(306,444)
Transaction with non-controlling interest shareholders	(205,503)		(113,736)								(113,736)	(91,767)
Dividends to shareholders	(322,761)			(245,577)							(245,577)	(77,184)
Coupons on other equity instruments	(11,875)												(11,875)
Redemption of preferred securities	(299,239)											(299,239)
Purchase of treasury stock	(70,094)				(70,094)						(70,094)
Sale of treasury stock	363				363						363
Loss on sale of treasury stock	(68)		(68)								(68)
Cancellation of treasury stock			(24,218)	(41,704)	65,922
Share-based payment transactions	(129)		(129)								(129)
Transfer from other reserves to retained earnings				40,726		23,432		(64,158)
Others	(743)		(41)	117							76		(819)
At end of period at Mar. 31, 2019	11,773,446	2,339,443	726,012	5,715,101	(16,302)	72,425		1,730,607		113,334	10,680,620	494,123	598,703
Comprehensive income:
Net profit	230,983			200,052							200,052	18,567	12,364
Other comprehensive income (loss)	(340,833)					(62,284)		(190,765)		(85,074)	(338,123)	(2,710)
Total comprehensive income (loss)	(109,850)			200,052		(62,284)		(190,765)		(85,074)	(138,071)	15,857	12,364
Issuance of shares under share-based payment transactions	1,044	522	522								1,044
Issuance of other equity instruments	84,951												84,951
Acquisition and disposal of subsidiaries and businesses-net	5,936											5,936
Transaction with non-controlling interest shareholders	509		498								498	11
Dividends to shareholders	(272,756)			(255,835)							(255,835)	(16,921)
Coupons on other equity instruments	(12,364)												(12,364)
Redemption of preferred securities	(436,500)											(436,500)
Purchase of treasury stock	(100,089)				(100,089)						(100,089)
Sale of treasury stock	733				733						733
Loss on sale of treasury stock	(250)			(250)							(250)
Cancellation of treasury stock				(101,674)	101,674
Share-based payment transactions	(45)		1,565								1,565	(1,610)
Transfer from other reserves to retained earnings				52,523		(12,694)		(39,829)
Others	113		(46)	(63)							(109)	(600)	822
At end of period at Mar. 31, 2020	10,934,878	2,339,965	728,551	5,609,854	(13,984)	(2,553)		1,500,013		28,260	10,190,106	60,296	684,476
Comprehensive income:
Net profit	705,076			687,483							687,483	4,471	13,122
Other comprehensive income (loss)	953,656					228,376		642,910	¥ (3,455)	85,386	953,217	439
Total comprehensive income (loss)	1,658,732			687,483		228,376		642,910	(3,455)	85,386	1,640,700	4,910	13,122
Issuance of shares under share-based payment transactions	2,618	1,309	1,309								2,618
Issuance of other equity instruments	99,943												99,943
Acquisition and disposal of subsidiaries and businesses-net	2,351											2,351
Transaction with non-controlling interest shareholders	105		(107)								(107)	212
Share of changes in capital surplus of associates and joint ventures	(5,921)		(5,921)								(5,921)
Dividends to shareholders	(268,389)			(267,144)							(267,144)	(1,245)
Coupons on other equity instruments	(13,122)												(13,122)
Redemption of other equity instruments	(130,000)		(36)								(36)		(129,964)
Purchase of other equity instruments and sale of other equity instruments-net	(5,919)												(5,919)
Purchase of treasury stock	(62)				(62)						(62)
Sale of treasury stock	347				347						347
Loss on sale of treasury stock	(65)			(65)							(65)
Share-based payment transactions	(1,201)		(1,201)								(1,201)
Transfer from other reserves to retained earnings				48,080		(11,412)		(36,668)
Others	1,855											1,855
At end of period at Mar. 31, 2021	¥ 12,276,150	¥ 2,341,274	¥ 722,595	¥ 6,078,208	¥ (13,699)	¥ 214,411		¥ 2,106,255	¥ (3,455)	¥ 113,646	¥ 11,559,235	¥ 68,379	¥ 648,536